SUBSEQUENT EVENTS - Short-Term Bridge Loans (Details)									6 Months Ended		12 Months Ended
	Oct. 04, 2026 USD ($)	Sep. 19, 2026	Sep. 15, 2026	Aug. 04, 2026 USD ($)	Jul. 21, 2026 USD ($) item	Jul. 17, 2026 USD ($) item	Mar. 30, 2026 USD ($)	Sep. 19, 2024	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 shares	Aug. 06, 2026
SUBSEQUENT EVENTS
Term								1 year
Proceeds from convertible debt									$ 3,292,400	$ 3,556,000
Minimum
SUBSEQUENT EVENTS
Term									6 months
Maximum
SUBSEQUENT EVENTS
Term									1 year
SEPA Convertible Note
SUBSEQUENT EVENTS
Conversion of debt to shares | shares											119,307
Subsequent events
SUBSEQUENT EVENTS
Proceeds from convertible debt							$ 150,000
Subsequent events | Bridge note
SUBSEQUENT EVENTS
Number Of Promissory Note | item					2	2
Principal amount					$ 260,000	$ 260,000
Subsequent events | First Bridge Note
SUBSEQUENT EVENTS
Principal amount						$ 110,000
Interest rate (in percentage)						20.00%
Term			60 days			360 days
Facilitation fee, amount						$ 2,200
Facilitation fee, percent						2.00%
Interest rate on default						26.00%
Late payment fee, percent						2.00%
Subsequent events | Second Bridge Note
SUBSEQUENT EVENTS
Principal amount					$ 150,000
Interest rate (in percentage)					20.00%
Term		60 days			360 days
Facilitation fee, amount					$ 3,000
Facilitation fee, percent					2.00%
Interest rate on default					26.00%
Late payment fee, percent					2.00%
Subsequent events | Third Bridge Loan
SUBSEQUENT EVENTS
Principal amount				$ 100,000
Term	60 days
Facilitation fee, amount				$ 10,000
Facilitation fee, percent				10.00%
Aggregate repayment obligation	$ 110,000
Subsequent events | PO financing | Keen Labs Operations, Inc
SUBSEQUENT EVENTS
Base charge rate												1.55%